Consequences of initiatives to limit climate changes - Price Sensitivity (Details) $ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($) € / t $ / bbl $ / MMBTU $ / tCO2	Dec. 31, 2020 € / t	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
EU ETS price | € / t		25
2050 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
EU ETS price | € / t	130
Illustrative potential impairment (USD) | $			$ 4.0
Commodity price sensitivity [member] | NZE by 2050 scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Illustrative potential impairment (USD) | $	$ 4.0
Commodity price sensitivity [member] | Announced pledged scenario [Member] | High range value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Illustrative potential impairment (USD) | $	$ 0.5
Commodity price sensitivity [member] | 2030 [member] | Management's price assumptions [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	75
TTF | $ / MMBTU	9.5
EU ETS price | $ / tCO2	94
Commodity price sensitivity [member] | 2030 [member] | NZE by 2050 scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	40
TTF | $ / MMBTU	5.0
EU ETS price | $ / tCO2	152
Commodity price sensitivity [member] | 2030 [member] | Announced pledged scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	71
TTF | $ / MMBTU	8.5
EU ETS price | $ / tCO2	146
Commodity price sensitivity [member] | 2040 [member] | Management's price assumptions [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	70
TTF | $ / MMBTU	9.0
EU ETS price | $ / tCO2	124
Commodity price sensitivity [member] | 2040 [member] | NZE by 2050 scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	34
TTF | $ / MMBTU	4.5
EU ETS price | $ / tCO2	222
Commodity price sensitivity [member] | 2040 [member] | Announced pledged scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	69
TTF | $ / MMBTU	7.7
EU ETS price | $ / tCO2	189
Commodity price sensitivity [member] | 2050 [member] | Management's price assumptions [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	65
TTF | $ / MMBTU	9.0
EU ETS price | $ / tCO2	153
Commodity price sensitivity [member] | 2050 [member] | NZE by 2050 scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	28
TTF | $ / MMBTU	4.1
EU ETS price | $ / tCO2	271
Commodity price sensitivity [member] | 2050 [member] | Announced pledged scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	67
TTF | $ / MMBTU	6.8
EU ETS price | $ / tCO2	216